UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Commercial Services – 2.9%
30,800	Dun & Bradstreet Corp.	$ 2,976,512
23,500	FactSet Research Systems, Inc.	1,355,245

		4,331,757

Consumer Non-Durables – 4.0%
14,100	Altria Group, Inc.	286,935
18,800	Colgate-Palmolive Co.	1,396,276
13,400	PepsiCo, Inc.	891,904
14,100	Philip Morris International, Inc.	728,265
42,200	Procter & Gamble Co.	2,763,256

		6,066,636

Consumer Services – 1.1%
56,600	The Walt Disney Co.	1,717,810

Distribution Services – 1.9%
31,500	W.W. Grainger, Inc.	2,819,565

Electronic Technology – 18.7%
11,700	Apple Computer, Inc.*	1,859,715
135,900	Applied Materials, Inc.	2,353,788
18,700	Boeing Co.	1,142,757
201,300	Cisco Systems, Inc.*	4,426,587
92,200	Corning, Inc.	1,844,922
20,500	Hewlett-Packard Co.	918,400
59,300	Intel Corp.	1,315,867
91,900	Juniper Networks, Inc.*	2,392,157
56,800	KLA-Tencor Corp.	2,135,112
22,800	L-3 Communications Holdings, Inc.	2,250,132
23,300	Linear Technology Corp.	723,465
19,300	Lockheed Martin Corp.	2,013,569
35,200	Rockwell Collins, Inc.	1,749,088
119,100	Texas Instruments, Inc.	2,903,658

		28,029,217

Energy Minerals – 7.1%
15,800	CONSOL Energy, Inc.	1,175,362
73,400	Exxon Mobil Corp.	5,903,562
45,400	Occidental Petroleum Corp.	3,578,882

		10,657,806

Finance – 5.4%
9,000	BlackRock, Inc.	1,950,390
27,300	Franklin Resources, Inc.	2,746,653
26,300	Northern Trust Corp.	2,055,871
60,200	The Charles Schwab Corp.	1,377,978

		8,130,892

Health Services – 4.1%
45,900	IMS Health, Inc.	959,310
65,100	Medco Health Solutions, Inc.*	3,227,658
31,900	Stericycle, Inc.*	1,906,025

		6,092,993

Health Technology – 14.4%
13,000	Allergan, Inc.	675,090
25,900	Applied Biosystems, Inc.	956,487
36,700	Becton, Dickinson & Co.	3,116,197
23,000	C. R. Bard, Inc.	2,135,320
57,000	Eli Lilly & Co.	2,685,270
74,100	Gilead Sciences, Inc.*	3,999,918
67,400	Johnson & Johnson	4,614,878
41,900	Stryker Corp.	2,689,561
16,800	Wyeth	680,736

		21,553,457

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 7.3%
12,600	Foster Wheeler Ltd.*	$ 715,302
48,700	Global Industries, Ltd.*	581,478
25,000	McDermott International, Inc.*	1,191,750
36,600	Schlumberger Ltd.	3,718,560
13,271	Transocean, Inc.*	1,805,254
81,600	Waste Management, Inc.	2,900,064

		10,912,408

Process Industries – 4.2%
56,200	E. I. du Pont de Nemours and Co.	2,462,122
31,800	Monsanto Co.	3,787,698

		6,249,820

Producer Manufacturing – 8.0%
21,700	Emerson Electric Co.	1,056,790
104,100	General Electric Co.	2,944,989
35,400	Honeywell International, Inc.	1,799,736
59,700	Illinois Tool Works, Inc.	2,796,945
52,500	United Technologies Corp.	3,358,950

		11,957,410

Retail Trade – 4.0%
34,900	Amazon.com, Inc.*	2,664,266
34,200	Big Lots, Inc.*	1,041,732
65,000	Staples, Inc.	1,462,500
27,000	The TJX Cos., Inc.	910,170

		6,078,668

Technology Services – 16.0%
36,000	Adobe Systems, Inc.*	1,488,600
5,900	Google, Inc.*	2,795,125
60,100	Hewitt Associates, Inc.*	2,214,685
29,100	International Business Machines Corp.	3,724,218
243,000	Microsoft Corp.	6,249,960
231,200	Oracle Corp.*	4,977,736
79,200	VeriSign, Inc.*	2,577,168

		24,027,492

TOTAL COMMON STOCKS		$148,625,931

Exchange Traded Fund – 0.3%
7,100	iShares Russell 1000 Growth Index Fund	$ 383,258

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.5%
State Street Bank & Trust Co.
$792,000	1.620%	08/01/08	$ 792,000
Maturity Value: $792,036

TOTAL INVESTMENTS – 99.9%			$149,801,189

Other Assets in Excess of Liabilities – 0.1%			93,973

Net Assets – 100.0%			$149,895,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $815,000 U.S. Treasury Bill, 0.000%, due 12/18/08 with a market value of $809,377.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$145,995,651
Gross unrealized gain	14,883,157
Gross unrealized loss	(11,077,619)
Net unrealized security gain	$3,805,538

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Commercial Services – 0.8%
14,000	Moody’s Corp.	$ 487,340
9,250	R.R. Donnelley & Sons Co.	246,975

		734,315

Communications – 6.5%
88,500	AT&T, Inc.	2,726,685
49,000	Frontier Communications Corp.	566,440
47,000	Sprint Nextel Corp.	382,580
56,000	Verizon Communications, Inc.	1,906,240
42,000	Windstream Corp.	500,640

		6,082,585

Consumer Durables – 0.6%
12,500	Eastman Kodak Co.	183,000
34,000	General Motors Corp.	376,380

		559,380

Consumer Non-Durables – 7.6%
13,500	Altria Group, Inc.	274,725
15,200	Coca-Cola Enterprises, Inc.	257,336
13,000	Constellation Brands, Inc.*	279,760
8,500	General Mills, Inc.	547,315
15,000	Liz Claiborne, Inc.	196,050
13,000	Philip Morris International, Inc.	671,450
47,000	Procter & Gamble Co.	3,077,560
16,000	Reynolds American, Inc.	893,280
6,700	The Coca-Cola Co.	345,050
18,000	The Pepsi Bottling Group, Inc.	501,300

		7,043,826

Consumer Services – 2.6%
10,500	Cablevision Systems Corp.*	254,940
38,500	CBS Corp. Class B	629,860
12,500	Expedia, Inc.*	244,625
14,000	International Speedway Corp.	515,060
9,000	Liberty Global, Inc.*	259,470
36,000	Time Warner, Inc.	515,520

		2,419,475

Electronic Technology – 4.7%
22,750	ADC Telecommunications, Inc.*	215,215
16,250	Cadence Design Systems, Inc.*	120,088
12,750	General Dynamics Corp.	1,136,535
23,750	Hewlett-Packard Co.	1,064,000
22,500	Integrated Device Technology, Inc.*	225,450
13,500	Juniper Networks, Inc.*	351,405
6,750	Lockheed Martin Corp.	704,227
4,250	Northrop Grumman Corp.	286,408
18,000	Xerox Corp.	245,520

		4,348,848

Energy Minerals – 14.9%
5,250	Anadarko Petroleum Corp.	304,027
4,000	Apache Corp.	448,680
37,000	ChevronTexaco Corp.	3,128,720
18,000	ConocoPhillips	1,469,160
11,000	Devon Energy Corp.	1,043,790
2,200	EOG Resources, Inc.	221,166
81,500	Exxon Mobil Corp.	6,555,045
2,250	Hess Corp.	228,150
5,500	Occidental Petroleum Corp.	433,565

		13,832,303

Shares	Description	Value
Common Stocks – (continued)
Finance – 22.2%
25,000	American International Group, Inc.	$ 651,250
17,000	Annaly Capital Management, Inc.	256,190
23,500	Aon Corp.	1,076,300
13,000	Arthur J. Gallagher & Co.	330,590
21,500	Avis Budget Group, Inc.*	131,150
59,000	Bank of America Corp.	1,941,100
16,000	Bank of New York Mellon Corp.	568,000
2,400	BlackRock, Inc.	520,104
5,700	Capital One Financial Corp.	238,602
10,500	CBL & Associates Properties, Inc.	203,910
74,500	Citigroup, Inc.	1,392,405
8,000	CNA Financial Corp.	213,520
18,350	Discover Financial Services	268,828
9,700	Fannie Mae	111,550
3,800	Franklin Resources, Inc.	382,318
8,000	HCP, Inc.	288,560
15,000	Host Hotels & Resorts, Inc.	196,650
20,000	JPMorgan Chase & Co.	812,600
13,750	Lehman Brothers Holdings, Inc.	238,425
9,000	Lincoln National Corp.	429,300
7,000	Loews Corp.	311,920
17,000	Marshall & Ilsley Corp.	258,400
11,500	Merrill Lynch & Co., Inc.	306,475
16,500	MetLife, Inc.	837,705
19,000	Morgan Stanley & Co.	750,120
4,500	PNC Financial Services Group, Inc.	320,805
4,000	Prudential Financial, Inc.	275,880
20,000	Regions Financial Corp.	189,600
5,500	Reinsurance Group of America, Inc.	273,350
2,800	Simon Property Group, Inc.	259,364
8,250	State Street Corp.	591,030
8,500	The Chubb Corp.	408,340
3,300	The Hartford Financial Services Group, Inc.	209,187
11,000	The Progressive Corp.	222,750
25,000	The Travelers Cos., Inc.	1,103,000
5,000	Torchmark Corp.	290,250
4,000	Transatlantic Holdings, Inc.	231,760
14,500	Trustmark Corp.	261,870
30,750	U.S. Bancorp.	941,257
14,500	Unum Group	350,320
2,900	Vornado Realty Trust	275,703
19,800	Wachovia Corp.	341,946
38,500	Wells Fargo & Co.	1,165,395
6,000	Zions Bancorp.	175,620

		20,603,399

Health Services – 1.0%
21,000	IMS Health, Inc.	438,900
9,000	WellPoint, Inc.*	472,050

		910,950

Health Technology – 11.3%
14,500	Applied Biosystems, Inc.	535,485
6,500	Biogen Idec, Inc.*	453,440
21,000	Boston Scientific Corp.*	249,690
24,000	Eli Lilly & Co.	1,130,640
11,000	Hill-Rom Holdings, Inc.	308,990
10,000	Hospira, Inc.*	381,600
8,500	Invitrogen Corp.*	376,975
34,500	Johnson & Johnson	2,362,215
32,000	King Pharmaceuticals, Inc.*	368,320
25,000	Merck & Co., Inc.	822,500
144,500	Pfizer, Inc.	2,697,815
19,000	Wyeth	769,880

		10,457,550

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 1.2%
9,000	Patterson-UTI Energy, Inc.	$ 255,780
25,000	Waste Management, Inc.	888,500

		1,144,280

Non-Energy Minerals – 2.0%
2,200	Freeport-McMoRan Copper & Gold, Inc.	212,850
11,000	Newmont Mining Corp.	527,560
10,000	Nucor Corp.	572,200
8,500	Reliance Steel & Aluminum Co.	536,860

		1,849,470

Process Industries – 4.0%
4,000	Air Products & Chemicals, Inc.	380,840
14,250	E. I. du Pont de Nemours and Co.	624,293
9,500	International Paper Co.	263,340
11,000	Lubrizol Corp.	547,800
17,000	Sigma-Aldrich Corp.	1,032,580
10,500	Sonoco Products Co.	342,510
11,000	The Dow Chemical Co.	366,410
8,000	The Scotts Miracle-Gro Co.	155,840

		3,713,613

Producer Manufacturing – 8.2%
16,500	Crane Co.	585,750
5,000	Deere & Co.	350,800
2,750	Eaton Corp.	195,360
5,000	Emerson Electric Co.	243,500
144,500	General Electric Co.	4,087,905
6,750	Honeywell International, Inc.	343,170
13,500	Illinois Tool Works, Inc.	632,475
9,000	Ingersoll-Rand Co. Ltd.	324,000
9,500	Parker Hannifin Corp.	585,960
6,900	Tyco International Ltd.	307,464

		7,656,384

Retail Trade – 1.9%
8,500	BJ’s Wholesale Club, Inc.*	319,005
9,500	Costco Wholesale Corp.	595,460
15,000	IAC/InterActiveCorp.*	261,900
24,000	The Gap, Inc.	386,880
10,000	The Home Depot, Inc.	238,300

		1,801,545

Technology Services – 2.8%
9,000	Affiliated Computer Services, Inc.*	433,800
8,000	BMC Software, Inc.*	263,120
57,000	CA, Inc.	1,360,020
11,500	Computer Sciences Corp.*	544,755

		2,601,695

Shares	Description	Value
Common Stocks – (continued)
Utilities – 3.8%
8,000	Alliant Energy Corp.	$ 257,840
17,000	CenterPoint Energy, Inc.	268,090
8,000	DTE Energy Co.	327,840
30,500	Duke Energy Corp.	536,190
15,500	Edison International	749,270
8,000	PG&E Corp.	308,240
7,000	Progress Energy, Inc.	296,170
15,000	The Southern Co.	530,850
13,500	Xcel Energy, Inc.	270,810

		3,545,300

TOTAL COMMON STOCKS		$89,304,918

Exchange Traded Fund – 2.9%
40,000	iShares Russell 1000 Value Index Fund	$ 2,732,400

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.5%
State Street Bank & Trust Co.
$472,000	1.620%	08/01/08	$ 472,000
Maturity Value: $472,021

TOTAL INVESTMENTS – 99.5%			$92,509,318

Other Assets in Excess of Liabilities – 0.5%			479,374

Net Assets – 100.0%			$92,988,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $485,000 U.S. Treasury Bill, 0.000%, due 12/18/08 with a market value of $481,654.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,882,415
Gross unrealized gain	8,400,823
Gross unrealized loss	(16,773,920)
Net unrealized security loss	$(8,373,097)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Commercial Services – 3.7%
14,300	Dun & Bradstreet Corp.	$ 1,381,952
12,000	Manpower, Inc.	576,000
10,600	SEI Investments Co.	244,118

		2,202,070

Communications – 3.6%
37,700	American Tower Corp.*	1,579,630
49,100	Frontier Communications Corp.	567,596

		2,147,226

Consumer Durables – 0.8%
10,900	The Stanley Works	484,832

Consumer Non-Durables – 3.6%
8,080	Church & Dwight Co., Inc.	443,350
9,200	The Clorox Co.	501,400
23,100	UST, Inc.	1,215,291

		2,160,041

Consumer Services – 1.8%
11,600	Chipotle Mexican Grill, Inc. Class A*	794,600
7,900	Yum! Brands, Inc.	282,978

		1,077,578

Electronic Technology – 13.3%
10,090	Harris Corp.	485,833
48,900	Juniper Networks, Inc.*	1,272,867
22,800	KLA-Tencor Corp.	857,052
5,846	L-3 Communications Holdings, Inc.	576,942
10,100	Lam Research Corp.*	332,189
17,500	Linear Technology Corp.	543,375
11,100	MEMC Electronic Materials, Inc.*	512,931
18,190	Microchip Technology, Inc.	580,807
5,300	Precision Castparts Corp.	495,179
18,465	Rockwell Collins, Inc.	917,526
9,700	Synopsys, Inc.*	232,994
43,900	Xilinx, Inc.	1,090,037

		7,897,732

Energy Minerals – 5.5%
14,100	CONSOL Energy, Inc.	1,048,899
8,400	Murphy Oil Corp.	669,732
10,300	Noble Energy, Inc.	760,861
10,200	St. Mary Land & Exploration Co.	434,112
8,500	W&T Offshore, Inc.	376,210

		3,289,814

Finance – 7.7%
24,700	Arthur J. Gallagher & Co.	628,121
25,995	Eaton Vance Corp.	965,454
16,528	Federated Investors, Inc. Class B	543,110
6,700	Health Care REIT, Inc.	334,129
13,100	Northern Trust Corp.	1,024,027
17,700	T. Rowe Price Group, Inc.	1,059,345

		4,554,186

Health Services – 5.2%
14,280	Cerner Corp.*	637,745
53,740	IMS Health, Inc.	1,123,166
4,300	Laboratory Corporation of America Holdings*	290,594
17,592	Stericycle, Inc.*	1,051,122

		3,102,627

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 11.5%
10,940	Allergan, Inc.	$ 568,114
10,800	Applied Biosystems, Inc.	398,844
11,480	C. R. Bard, Inc.	1,065,803
8,600	Cephalon, Inc.*	629,176
24,200	DENTSPLY International, Inc.	974,050
21,800	Forest Laboratories, Inc.*	774,118
18,240	IDEXX Laboratories, Inc.*	975,840
25,936	Invitrogen Corp.*	1,150,262
8,900	Kinetic Concepts, Inc.*	311,055

		6,847,262

Industrial Services – 11.2%
34,400	Dresser-Rand Group, Inc.*	1,310,640
7,400	ENSCO International, Inc.	511,636
9,600	Foster Wheeler Ltd.*	544,992
13,886	Jacobs Engineering Group, Inc.*	1,073,943
6,900	National-Oilwell Varco, Inc.*	542,547
10,700	Noble Corp.	555,009
11,000	Oil States International, Inc.*	603,680
36,800	Republic Services, Inc.	1,196,000
5,200	The Shaw Group, Inc.*	300,560

		6,639,007

Process Industries – 5.3%
42,100	Crown Holdings, Inc.*	1,180,063
18,200	PPG Industries, Inc.	1,103,648
14,336	Sigma-Aldrich Corp.	870,769

		3,154,480

Producer Manufacturing – 6.6%
14,400	AGCO Corp.*	861,840
9,900	Cummins, Inc.	656,766
10,100	Energizer Holdings, Inc.*	720,534
7,878	ITT Corp.	527,511
18,950	Parker Hannifin Corp.	1,168,836

		3,935,487

Retail Trade – 4.9%
19,300	Dollar Tree Stores, Inc.*	723,750
11,900	GameStop Corp.*	482,069
21,060	Nordstrom, Inc.	605,264
16,200	The TJX Cos., Inc.	546,102
15,000	Tiffany & Co.	566,850

		2,924,035

Technology Services – 9.0%
28,875	Adobe Systems, Inc.*	1,193,981
9,500	Autodesk, Inc.*	302,955
21,000	CA, Inc.	501,060
15,200	Hewitt Associates, Inc.*	560,120
14,300	McAfee, Inc.*	468,325
34,160	Paychex, Inc.	1,124,547
36,055	VeriSign, Inc.*	1,173,230

		5,324,218

Utilities – 1.5%
33,500	CenterPoint Energy, Inc.	528,295
13,500	DPL, Inc.	342,630

		870,925

TOTAL COMMON STOCKS		$56,611,520

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.9%
34,600	iShares Russell Midcap Growth Index Fund	$ 1,758,026

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.9%
State Street Bank & Trust Co.
$ 1,115,000	1.620%	08/01/08	$ 1,115,000
Maturity Value: $1,115,050

TOTAL INVESTMENTS – 100.0%			$59,484,546

Other Assets in Excess of Liabilities – 0.0%			2,757

Net Assets – 100.0%			$59,487,303

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $1,150,000 U.S Treasury Bill, 0.000%, due 12/18/08 with a market value of $1,142,065.

Investment Abbreviation:
REIT—Real Estate Investment Trust

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$56,339,075
Gross unrealized gain	7,538,919
Gross unrealized loss	(4,393,448)
Net unrealized security gain	$3,145,471

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.1%
Auto(a) – 0.9%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 4,463,071

Commercial – 1.8%
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
3,586,504	6.210	10/15/35	3,584,503
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.462	03/15/31	5,662,891

			9,247,394

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,018,056
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,481,678

			8,499,734

Home Equity – 3.8%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
4,018,849	5.407	06/25/32	3,689,650
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,255,527	5.667	04/25/37	971,899
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
163,665	8.180	12/25/29	160,481
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,677,714	3.750	09/25/33	1,516,268
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
3,841,907	3.400	03/25/33	3,297,838
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
1,930,182	8.350	03/25/25	1,685,423
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
1,766,967	8.480	09/25/30	1,548,284
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
2,977,394	4.470	07/25/18	2,813,244
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
5,428,308	6.740	07/25/29	4,209,321

			19,892,408

Manufactured Housing – 2.7%
Green Tree Financial Corp. Series 1993-4, Class A5
3,469,178	7.050	01/15/19	3,404,212
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,699,268	7.650	09/15/26	1,714,842
Green Tree Financial Corp. Series 1996-4, Class A7(b)
1,953,053	7.900	06/15/27	2,052,407
Green Tree Financial Corp. Series 1996-6, Class A6
568,975	7.950	09/15/27	609,483
Green Tree Financial Corp. Series 1997-3, Class A6
124,870	7.320	03/15/28	121,125
Green Tree Financial Corp. Series 1998-3, Class A5
1,031,005	6.220	03/01/30	931,035

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A6(b)
$ 709,744	6.760%	03/01/30	$ 654,394
Green Tree Financial Corp. Series 1999-1, Class M2(b)
796,005	7.340	11/01/28	143,657
Lehman Manufactured Housing Contract Series 2001-B, Class A3
642,846	4.350	05/15/14	459,261
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
3,666,819	7.650	04/15/27	3,774,745

			13,865,161

Student Loans – 1.3%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranteed Student Loans)(c)
3,570,000	4.910	12/15/08	3,583,137
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.740	10/30/45	3,006,810

			6,589,947

TOTAL ASSET-BACKED SECURITIES			$ 62,557,715

Taxable Municipal Bond Obligations – 6.3%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,272,493

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	760,964
500,000	4.790	10/01/11	503,025

			1,263,989

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,029,410

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,106,149

Indiana – 1.1%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,768,024
2,805,000	5.650	07/15/13	2,855,658

			5,623,682

Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	261,365
2,485,000	5.430	05/01/12	2,555,773

			2,817,138

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,549,673

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
$ 1,000,000	5.200%	03/01/14	$ 1,003,310

New York – 0.8%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	3,964,211

Ohio – 0.6%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
3,140,000	4.600	02/15/09	3,151,492

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,024,080

Oregon – 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	791,900

Rhode Island – 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.960	07/15/14	705,655
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,183,015

			2,888,670

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.490	07/01/11	2,348,169

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS			$ 32,834,366

Commercial Mortgage Backed Securities – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$ 4,770,481	5.681%	08/10/16	$ 4,836,262

Collaterized Mortgage Obligations – 27.4%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 3,566,442	5.500%	02/25/18	$ 3,410,239
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.110	06/25/34	4,615,169
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,647,606	5.663	11/25/35	3,582,704
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,640,938	5.250	01/25/34	1,468,051
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
1,760,759	5.500	08/25/21	1,766,261

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
$ 2,511,109	5.833%	12/25/35	$ 1,952,164
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,963,005	5.250	09/25/19	1,796,126
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
2,009,312	4.750	12/25/18	1,916,195
FHLMC REMIC PAC Series 1579, Class PM
827,227	6.700	09/15/23	855,596
FHLMC REMIC PAC Series 2103, Class TE
783,107	6.000	12/15/28	800,534
FHLMC REMIC PAC Series 2110, Class PG
3,793,459	6.000	01/15/29	3,878,462
FHLMC REMIC PAC Series 2633, Class PC
4,977,484	4.500	07/15/15	5,002,453
FHLMC REMIC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	1,965,911
FHLMC REMIC PAC Series 2644, Class BM
1,795,000	4.500	01/15/26	1,801,506
FHLMC REMIC PAC Series 2716, Class DT
1,989,517	5.000	02/15/30	2,003,145
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	3,991,074
FHLMC REMIC PAC Series 2791, Class KE
2,400,000	5.500	05/15/29	2,451,322
FHLMC REMIC PAC Series 2836, Class XQ
830,000	4.500	09/15/27	829,940
FHLMC REMIC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,630,267
FHLMC REMIC PAC Series 3259, Class EA
1,007,001	5.000	05/15/27	1,019,180
FHLMC REMIC Series 2391, Class Z
5,931,696	6.000	12/15/31	5,998,678
FHLMC REMIC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,438,823
FHLMC REMIC Series 2524, Class WC
1,598,966	6.000	11/15/28	1,628,528
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,594,611
FHLMC REMIC Series 2672, Class NH
3,400,000	4.000	09/15/18	3,170,235
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	744,552
FHLMC REMIC Series 2742, Class K
4,915,000	4.000	01/15/19	4,579,062
FHLMC REMIC Series 2840, Class JL
2,908,408	4.500	06/15/23	2,836,439
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	2,979,818
FHLMC REMIC TAC Series 2658, Class A
2,370,492	4.500	08/15/18	2,269,592
FHLMC Series T-58, Class 1A3
332,776	4.391	11/25/38	332,155
FNMA REMIC FNIC PAC Series 2001-45, Class WG
1,679,513	6.500	09/25/31	1,739,226
FNMA REMIC PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,326,982
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	2,958,522

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 537,442	4.000%	03/25/33	$ 516,019
FNMA REMIC PAC Series 2003-16, Class PN
3,701,304	4.500	10/25/15	3,714,807
FNMA REMIC PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,370,920
FNMA REMIC Series 2002-73, Class OE
3,404,000	5.000	11/25/17	3,369,362
FNMA REMIC Series 2002-82, Class XE
2,660,000	5.000	12/25/17	2,631,457
FNMA Series 2003-W6, Class 2A32
593,253	6.500	09/25/42	624,645
GNMA Series 1998-12, Class EB
1,088,567	6.500	05/20/28	1,120,005
GNMA Series 2003-88, Class AC
1,560,018	2.914	06/16/18	1,559,502
Impac CMB Trust Series 2004-4, Class 2A2
7,322,196	5.749	09/25/34	6,746,449
Impac Secured Assets Corp. Series 2004-2, Class A6
1,862,935	5.740	08/25/34	1,746,251
Master Asset Securitization Trust Series 2004-3, Class 5A1
507,047	6.250	01/25/32	511,723
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
7,702,631	6.081	11/25/21	7,690,599
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
4,336,786	4.750	04/25/33	3,901,213
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,147,185	6.000	05/25/33	2,928,652
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,390,871	5.000	05/25/18	1,351,465
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
8,567,189	5.500	12/25/21	8,254,777
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
4,663,964	5.500	06/25/20	4,447,409
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,881,433	5.000	06/25/18	1,805,000
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
1,115,995	5.250	01/25/20	1,083,824
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	400,607

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$ 142,108,208

Commercial Mortgages – 3.1%
FNMA Series 2000-M2, Class C(b)
$ 1,639,164	7.082%	07/17/22	$ 1,657,118
GNMA Series 2002-62, Class B
1,113,103	4.763	01/16/25	1,126,038

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Mortgages – (continued)
GNMA Series 2003-16, Class B
$ 3,580,000	4.490%	08/16/25	$ 3,544,742
GNMA Series 2003-38, Class JC(b)
726,196	7.053	08/16/42	765,231
GNMA Series 2004-09, Class A
1,892,314	3.360	08/16/22	1,878,699
GNMA Series 2004-45, Class A
2,035,573	4.020	12/16/21	2,029,964
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,013,695

TOTAL COMMERCIAL MORTGAGES			$ 16,015,487

Corporate Obligations – 23.1%
Aerospace/Defense – 0.2%
Lockheed Martin Corp.
$ 1,366,000	6.150%	09/01/36	$ 1,311,368

Beverages – 0.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,409,439

Cable TV – 0.9%
Comcast Corp.
1,000,000	5.850	01/15/10	1,014,451
1,500,000	4.950	06/15/16	1,381,879
1,250,000	6.400	05/15/38	1,136,883
Time Warner Cable, Inc.
1,000,000	6.200	07/01/13	1,021,370

			4,554,583

Commercial Banks – 0.3%
Credit Suisse New York
1,500,000	5.000	05/15/13	1,458,301

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	994,180

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.200	01/15/10	957,321

Electric – 2.1%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,438,570
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,527,495
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,407,650
PacifiCorp
2,400,000	5.650	07/15/18	2,376,377
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,409,020
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,586,666

			10,745,778

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – 8.4%
American General Finance Corp.
$ 2,870,000	3.875%	10/01/09	$ 2,760,346
Bank of America Corp.
2,700,000	6.000	09/01/17	2,599,077
1,270,000	5.650	05/01/18	1,185,484
Bank One Corp.(b)
1,000,000	9.875	03/01/19	1,081,970
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,234,201
1,000,000	7.250	02/01/18	1,039,541
Citigroup, Inc.
1,355,000	6.000	02/21/12	1,349,978
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,330,995
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	2,516,987
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,212,795
Lehman Brothers Holdings, Inc.
2,100,000	5.625	01/24/13	1,963,240
Merrill Lynch & Co., Inc.
3,500,000	5.450	02/05/13	3,246,744
1,000,000	6.150	04/25/13	953,661
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	6,668,700
Morgan Stanley
2,600,000	6.625	04/01/18	2,406,667
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,504,946
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,887,948
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	1,810,110
Wells Fargo & Co.
2,000,000	5.625	12/11/17	1,906,132

			43,659,522

Food – 0.8%
General Mills, Inc.
1,000,000	5.250	08/15/13	997,840
H.J. Heinz Co.
2,475,000	5.350	07/15/13	2,462,197
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	965,183

			4,425,220

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,605,133

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,396,969

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,598,188	6.375	05/15/17	2,801,808

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Multimedia – 0.9%
AOL Time Warner
$ 3,170,000	6.750%	04/15/11	$ 3,234,044
The McGraw-Hill Companies, Inc.
1,500,000	5.375	11/15/12	1,502,062

			4,736,106

Oil & Gas – 0.7%
Apache Corp.
1,250,000	7.375	08/15/47	1,404,369
Tosco Corp.
2,095,000	8.125	02/15/30	2,497,508

			3,901,877

Pharmaceuticals – 0.5%
GlaxoSmithKline Capital, Inc.
2,350,000	4.850	05/15/13	2,349,824

Real Estate – 1.0%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,011,034
ProLogis
2,030,000	5.250	11/15/10	2,027,249
Simon Property Group LP
2,000,000	5.375	06/01/11	1,975,654

			5,013,937

Retail – 0.4%
Target Corp.
1,000,000	5.125	01/15/13	1,011,779
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,221,679

			2,233,458

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,924,525

Telecommunications – 0.5%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,380,588

Utilities – 1.4%
GTE Corp.
5,310,000	6.840	04/15/18	5,350,011
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	1,972,138

			7,322,149

Yankee – 2.6%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	801,822
955,000	5.250	12/15/15	915,064
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,164,260
Deutsche Telekom International Finance BV
1,335,000	8.500	06/15/10	1,409,557
France Telecom SA
1,286,000	7.750	03/01/11	1,369,565

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Yankee – (continued)
Swiss Bank Corp.
$ 7,335,000	7.375%		06/15/17	$7,769,621

				13,429,889

TOTAL CORPORATE OBLIGATIONS				$119,611,975

Foreign Debt Obligation – 1.1%
Sovereign – 1.1%
Egypt Agency for International Development
$ 5,700,000	4.450%		09/15/15	$5,779,572

Mortgage-Backed Pass-Through Obligations – 11.7%
FHLMC
$ 99,168	6.000%		12/01/13	$101,342
160,152	8.500		02/01/19	172,269
2,291,800	4.500		12/01/19	2,224,030
182,386	8.500		03/01/21	198,085
1,080,900	7.000		05/01/26	1,142,570
129,729	7.000		10/01/30	136,747
143,180	7.500		12/01/30	154,385
263,453	7.500		01/01/31	284,070
562,774	7.000		08/01/31	592,653
5,728,268	5.000		05/01/33	5,474,136
4,607,140	5.500		06/01/33	4,531,506
1,155,052	4.431	(b)	05/01/34	1,168,102
3,963,835	5.263	(b)	01/01/36	3,947,867
FNMA
43,140	5.500		01/01/09	43,159
64,450	7.000		07/01/09	65,889
31,623	6.500		02/01/12	33,028
151,700	6.000		12/01/13	154,627
80,930	6.500		07/01/14	84,247
128,823	9.000		11/01/21	139,633
80,840	6.500		08/01/24	83,905
107,857	6.500		09/01/24	111,946
114,266	9.000		02/01/25	125,352
40,460	6.500		03/01/26	41,994
75,033	8.000		07/01/28	81,340
230,555	6.500		10/01/28	239,153
152,897	5.841	(b)	12/01/28	155,711
59,913	6.500		01/01/29	62,147
132,689	6.000		07/01/29	134,427
129,688	7.500		09/01/29	139,714
135,184	7.000		03/01/31	142,481
57,165	7.500		03/01/31	61,483
316,930	7.000		11/01/31	334,074
643,689	7.000		01/01/32	678,508
2,093,251	6.000		12/01/32	2,116,734
4,193,740	5.000		02/01/33	4,010,307
721,239	5.263	(b)	02/01/33	727,184
7,481,310	5.500		03/01/33	7,365,506
2,524,438	5.000		07/01/33	2,414,020
8,976,367	4.500		08/01/33	8,282,382
2,894,550	5.000		02/01/34	2,764,326
1,234,257	5.037	(b)	10/01/34	1,240,450
2,951,476	5.102	(b)	02/01/35	2,917,758
GNMA
290,633	8.000		02/15/22	317,010
134,842	7.500		08/20/25	144,495
570,541	7.500		07/20/26	611,295

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA – (continued)
$ 836,840	6.500%		04/15/31	$867,089
961,088	6.500		05/15/31	995,827
2,829,396	5.500		04/15/33	2,817,607

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$60,632,570

U.S. Government Agency Obligations – 8.3%
Farmer Mac Gtd.
$11,000,000	5.500	%(a)	07/15/11	$11,656,634
FFCB
6,135,000	4.500		05/06/14	6,240,988
2,860,000	5.190		04/22/21	2,926,515
FHLB
1,915,000	5.375		08/15/24	1,963,626
2,650,000	7.125		02/15/30	3,316,051
FHLMC
2,500,000	6.750		03/15/31	3,012,600
FNMA
1,300,000	5.080		06/24/18	1,276,870
Tennessee Valley Authority
2,155,000	4.500		04/01/18	2,124,856
1,981,000	6.750		11/01/25	2,332,313
1,000,000	7.125		05/01/30	1,238,862
4,410,000	5.880		04/01/36	4,741,059
2,300,000	5.500		06/15/38	2,362,824

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$43,193,198

U.S. Treasury Obligations – 3.5%
United States Treasury Bonds
$ 2,000,000	5.500%		08/15/28	$2,215,000
3,015,000	6.250		05/15/30	3,673,117
United States Treasury Notes
4,000,000	4.250		11/15/14	4,189,688
7,965,000	4.000		02/15/15	8,221,999

TOTAL U.S. TREASURY OBLIGATIONS				$18,299,804

Repurchase Agreement(d) – 2.2%
State Street Bank & Trust Co.
$11,438,000	1.620%		08/01/08	$11,438,000
Maturity Value: $11,438,515

TOTAL INVESTMENTS – 99.7%				$517,307,157

Other Assets in Excess of Liabilities – 0.3%				1,751,725

Net Assets – 100.0%				$519,058,882

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

(a)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,137,456, which represents approximately 6.6% of net assets as of July 31, 2008.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2008.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $11,750,000 U.S. Treasury Bill, 0.000%, due 12/18/08 with a market value of $11,668,925.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
PAC	— Planned Amortization Class
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$527,705,731
Gross unrealized gain	7,350,233
Gross unrealized loss	(17,748,807)
Net unrealized security loss	$(10,398,574)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Security(a) – 0.4%
Home Equity – 0.4%
Lehman XS Trust Series 2005-7N, Class 1A1A
$ 512,204	2.731%	12/25/35	$ 332,652

Commercial Mortgage Backed Securities – 2.5%
Small Business Administration Series 2006-P10B, Class 1
$1,908,192	5.681%	08/10/16	$ 1,934,505
Collaterized Mortgage Obligations – 20.4%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,070,494	5.010%	10/25/34	$ 1,022,496
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
226,742	5.005	09/20/34	203,413
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
411,217	5.400	09/25/34	384,406
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
787,422	4.750	12/25/18	750,931
Countrywide Home Loans, Inc. Series 2003-H YB3, Class 7A1(a)
1,010,322	3.778	11/19/33	963,106
FHLMC PAC Series 023, Class PK
627,520	6.000	11/25/23	645,289
FHLMC REMIC PAC Series 041, Class F
114,681	10.000	05/15/20	120,820
FHLMC REMIC PAC Series 159, Class H
42,387	4.500	09/15/21	42,286
FHLMC REMIC PAC Series 1614, Class MB
168,708	6.500	12/15/09	170,803
FHLMC REMIC PAC Series 2022, Class PE
154,798	6.500	01/15/28	161,281
FHLMC REMIC PAC Series 2109, Class PE
558,944	6.000	12/15/28	571,354
FHLMC REMIC PAC Series 2345, Class PQ
85,187	6.500	08/15/16	89,010
FHLMC REMIC PAC Series 2389, Class CD
89,241	6.000	03/15/16	90,631
FHLMC REMIC PAC Series 2439, Class LG
494,954	6.000	09/15/30	502,501
FHLMC REMIC PAC Series 2594, Class OR
350,704	4.250	06/15/32	346,445
FHLMC REMIC PAC Series 2626, Class KA
774,906	3.000	03/15/30	740,253
FHLMC REMIC PAC Series 3117, Class PC
800,000	5.000	06/15/31	805,200
FHLMC REMIC Series 2584, Class LX
306,743	5.500	12/15/13	313,580
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
85,451	0.000	04/25/24	85,136
FHLMC Series T-58, Class 1A3
221,850	4.391	11/25/38	221,437
FNMA REMIC PAC Series 1992-129, Class L
346,460	6.000	07/25/22	355,880
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
63,950	0.000	10/25/22	60,290
FNMA REMIC PAC Series 1998-36, Class J
227,524	6.000	07/18/28	230,061

Principal Amount	Interest Rate	Maturity Date	Value
Collaterized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2001-71, Class MB
$ 516,386	6.000%	12/25/16	$ 533,776
FNMA REMIC PAC Series 2001-76, Class UC
250,249	5.500	11/25/15	252,387
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	548,313
FNMA REMIC PAC Series 2003-14, Class AP
722,611	4.000	03/25/33	693,807
FNMA REMIC Series 1991-137, Class H
153,572	7.000	10/25/21	161,583
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
51,197	0.000	06/25/22	44,743
FNMA REMIC Series 1993-140, Class J
330,052	6.650	06/25/13	333,505
FNMA REMIC Series 1993-182, Class FA(a)
46,470	3.330	09/25/23	45,103
FNMA REMIC Series 1993-183, Class K
141,388	6.500	07/25/23	144,420
FNMA Series 2003-W17, Class 1A6
100,000	5.310	08/25/33	102,175
GNMA Series 1998-12, Class EB
272,142	6.500	05/20/28	280,001
GNMA Series 2001-53, Class F(a)
69,254	2.808	10/20/31	68,554
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,034,416	3.817	04/21/34	1,025,956
Master Asset Securitization Trust Series 2003-6, Class 9A1
652,981	4.250	07/25/33	616,382
Master Asset Securitization Trust Series 2004-3, Class 5A1
241,123	6.250	01/25/32	243,347
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
540,294	5.000	05/25/18	524,987
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
84,396	6.250	12/25/23	84,134
Vendee Mortgage Trust Series 1996-2, Class 1Z
302,037	6.750	06/15/26	320,053
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
668,093	5.750	12/25/32	668,031
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
338,658	5.000	06/25/18	324,900

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$15,892,766

Commercial Mortgages – 6.3%
FNMA Series 2000-M2, Class C(a)
$ 570,144	7.082%	07/17/22	$ 576,389
GNMA REMIC Series 2004-51, Class A
183,190	4.145	02/16/18	183,111
GNMA Series 2004-09, Class A
847,172	3.360	08/16/22	841,076

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Commercial Mortgages – (continued)
GNMA Series 2004-20, Class C
$1,700,000	4.430%		04/16/34	$ 1,669,547
GNMA Series 2004-45, Class A
1,017,787	4.020		12/16/21	1,014,982
GNMA Series 2004-60, Class C(a)
650,000	5.240		03/16/28	651,780

TOTAL COMMERCIAL MORTGAGES				$ 4,936,885

Mortgage-Backed Pass-Through Obligations – 7.4%
FHLMC
$ 223,280	5.500%		08/01/17	$ 225,647
763,269	5.500		09/01/21	767,548
150,623	6.000		10/01/23	152,783
953,019	5.668	(a)	05/01/36	966,878
FNMA
10,402	7.000		03/01/09	10,488
425,011	4.500		11/01/09	428,705
4,483	6.500		02/01/12	4,682
206,544	6.500		09/01/13	214,548
246,326	10.500		11/01/15	267,846
251,258	6.000		07/01/16	257,579
10,322	7.195	(a)	08/01/23	10,693
4,556	9.000		07/01/24	4,991
18,094	5.841	(a)	12/01/28	18,427
96,040	7.000		11/01/31	101,235
721,678	6.000		07/01/33	729,775
963,648	4.040	(a)	02/01/34	965,626
575,526	5.037	(a)	10/01/34	578,414
GNMA
16,880	8.000		07/15/17	18,320
557	5.125	(a)	11/20/24	562
1,170	5.125	(a)	12/20/24	1,181
18,937	6.375	(a)	04/20/26	19,300
18,377	5.625	(a)	08/20/26	18,563
22,865	5.375	(a)	01/20/28	22,985

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 5,786,776

U.S. Government Agency Obligations – 42.9%
Farmer Mac Gtd.
$3,000,000	5.500	%(c)	07/15/11	$ 3,179,082
FFCB
237,000	6.890		09/13/10	254,600
250,000	7.000		09/01/15	289,282
500,000	6.125		12/29/15	552,496
FHLB
1,500,000	3.875		08/22/08	1,501,004
250,000	5.365		12/11/08	252,419
125,000	5.900		03/26/09	127,488
35,000	5.985		04/09/09	35,751
3,500,000	5.250		06/19/09	3,570,966
750,000	5.000		03/11/11	778,925
1,640,000	3.375		06/24/11	1,632,092
1,250,000	4.750		12/09/11	1,288,001
FHLMC
250,000	4.625		08/15/08	250,183
2,000,000	4.875		02/09/10	2,054,510
3,700,000	5.000		10/18/10	3,830,965
1,500,000	4.625		10/25/12	1,540,174
1,000,000	4.500		01/15/13	1,021,440

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$5,500,000	7.250%	01/15/10	$ 5,833,333
1,000,000	6.000	05/15/11	1,065,136
1,000,000	6.125	03/15/12	1,075,318
850,000	3.625	02/12/13	837,923
1,500,000	4.375	03/15/13	1,524,527
Tennessee Valley Authority
900,000	6.790	05/23/12	991,205

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$33,486,820

U.S. Treasury Obligations – 15.8%
United States Treasury Notes
$1,000,000	4.875%	08/31/08	$ 1,002,422
4,000,000	4.000	06/15/09	4,060,312
1,500,000	4.125	08/15/10	1,547,461
3,000,000	4.500	11/15/10	3,124,686
2,000,000	5.125	06/30/11	2,127,656
435,000	4.500	04/30/12	457,736

TOTAL U.S. TREASURY OBLIGATIONS			$12,320,273

Repurchase Agreement(d) – 3.6%
State Street Bank & Trust Co.
$2,833,000	1.620%	08/01/08	$ 2,833,000
Maturity Value: $2,833,127

TOTAL INVESTMENTS – 99.3%			$77,523,677

Other Assets in Excess of Liabilities – 0.7%			544,755

Net Assets – 100.0%			$78,068,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2008.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,179,082, which represents approximately 4.1% of net assets as of July 31, 2008.

(d)	Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $2,910,000 U.S. Treasury Bill, 0.000%, due 12/18/08 with a market value of $2,889,921.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$78,582,454
Gross unrealized gain	1,007,926
Gross unrealized loss	(2,066,703)
Net unrealized security loss	$(1,058,777)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.1%
Alabama – 1.8%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AA/Aa3)
$ 760,000	4.700%	08/15/11	$ 760,973
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.500	07/01/12	706,413
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AA/Aa3)
1,005,000	5.000	06/01/16	1,053,160
Cullman AL GO Bonds (Warrants) Series 2007 (FSA) (AAA/Aaa)
65,000	4.500	07/01/23	63,343

			2,583,889

Arizona – 4.9%
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,050,340
500,000	5.250	05/15/22	514,815
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (A/NR)
500,000	5.750	07/01/15	552,320
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AA/A2)
1,070,000	5.000	08/01/27	1,081,577
Tempe AZ Special Assessment (Pier Town Lake Improvement Project) Series 2008 (NR/Aa3)
1,000,000	5.000	01/01/23	1,021,790
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/A2)
1,000,000	5.000	07/01/19	1,036,310
745,000	5.000	07/01/20	764,899
1,000,000	5.000	07/01/21	1,020,120

			7,042,171

Arkansas – 2.0%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
1,090,000	5.480	09/01/17	1,077,694
Arkansas State Federal Highway Grant GO Bonds Series A (AA/Aa2)
325,000	5.500	08/01/10	335,335
1,000,000	5.250	08/01/11	1,049,050
Arkansas State GO Bonds Capital Appreciation College Savings Series C (AA/Aa2)(a)
540,000	0.000	06/01/12	475,427

			2,937,506

California – 1.3%
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AA/A2)
1,810,000	5.700	02/01/22	1,909,550

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (ETM) (NR/NR)
350,000	5.375	01/15/12	368,372
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
175,000	5.250	06/01/11	180,411

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (NR/NR)
$ 365,000	5.500%	04/01/09	$ 373,946
390,000	5.500	04/01/10	410,471
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AA/Aa3)(a)
100,000	0.000	03/01/10	95,619
Douglas County School District No. 1 (Douglas & Elbert Counties) GO Bonds (Capital Appreciation) Series B (NR/Aa3)(a)
550,000	0.000	12/15/13	443,619
El Paso County School District No. 20 GO Bonds (Capital Appreciation) (FSA) (NR/Aaa)(a)
720,000	0.000	12/15/14	563,155

			2,435,593

District Of Columbia – 1.3%
District of Columbia GO Bonds (Multimodal) Series A (Dexia Credit Local SPA) (FSA) (AAA/Aaa)(b)
180,000	2.700	06/01/15	180,000
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AA/Aa3)
555,000	5.750	07/01/11	588,716
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.500	10/01/17	561,890
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AA/A2)
500,000	5.250	10/01/09	506,950

			1,837,556

Florida – 6.5%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A2)
875,000	5.000	04/01/18	871,631
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (AA/A2)
1,000,000	5.000	10/01/20	1,038,640
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa3)
1,330,000	5.500	03/01/14	1,434,964
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AA+/Aa2)
50,000	5.500	07/01/21	55,579
Miami - Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,075,470
Orlando Utilities Community Systems Revenue Bonds (Refunding) (AA/Aa1)
1,500,000	5.000	10/01/22	1,561,035
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (AA/A2)
1,980,000	5.000	07/01/19	2,005,700
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AA/Aa3)
1,350,000	5.000	10/01/29	1,358,788

			9,401,807

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding and Improvement) Series 1992 (MBIA) (AA/A2)
$ 90,000	6.100%	10/01/19	$ 105,306
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding and Improvement) Series 1993 (MBIA) (AA/Aa3)
55,000	5.500	08/01/23	61,569

			166,875

Illinois – 7.4%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AA/A1)
500,000	6.250	01/01/10	525,015
Chicago IL Public Building Commission Revenue Bonds (Refunding Chicago School Reform) Series B (FGIC) (NR/A1)
1,000,000	5.250	12/01/18	1,072,420
Cook County IL School District No. 039 Wilmette GO Bonds (Prerefunded) Series 2001 (NR/Aa1)(c)
175,000	5.750	12/01/11	191,786
Cook County IL School District No. 039 Wilmette GO Bonds (Unrefunded Balance) Series 2001 (NR/Aa1)
850,000	5.750	12/01/13	918,595
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,041
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,034,690
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (ETM) (NR/Aaa)
670,000	5.500	05/01/12	728,545
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (AA/A2)
2,000,000	5.250	12/01/22	2,097,520
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AA/Aa3)
1,685,000	5.000	07/01/21	1,745,592
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	649,688
Illinois Housing Development Authority Revenue Bonds (Muli-Family Housing) Series D (FGIC) (A+/A1)
910,000	4.625	07/01/23	890,872
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	251,170
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aaa)(a)
635,000	0.000	11/01/13	522,954

			10,653,888

Indiana – 6.7%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	649,104
615,000	5.000	11/01/16	666,752

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
$ 880,000	4.000%	06/01/12	$ 909,920
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	395,144
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AA/Aa3)
1,740,000	5.250	07/15/16	1,903,804
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aaa)
1,100,000	5.800	02/01/20	1,107,964
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,161,384
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,465,737
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aaa)
375,000	4.250	07/15/17	380,580
Noblesville IN Redevelopment Authority Revenue Bond (Lease Rental - Hamilton Twin Project B) Series 2006 (AA-/NR)
1,000,000	5.000	08/01/25	986,480

			9,626,869

Iowa – 2.1%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	150,755
480,000	5.125	06/01/18	446,429
200,000	5.125	06/01/20	179,672
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
205,000	4.300	07/01/16	201,488
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aa3)
2,000,000	5.700	06/01/09	2,047,220

			3,025,564

Kansas – 2.7%
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)(b)
1,960,000	3.750	05/15/26	1,962,038
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	783,007
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AA/A2)
150,000	5.500	08/15/11	158,291
Olathe KS Health Facilities Revenue Bond (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	992,530

			3,895,866

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 0.4%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
$ 560,000	3.250%	08/01/13	$ 560,767

Louisiana – 3.7%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AA/Aa3)
2,755,000	5.250	12/01/18	2,995,098
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.375	02/01/18	1,138,203
1,245,000	5.000	02/01/30	1,135,378

			5,268,679

Massachusetts – 0.1%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,113
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA/Aa2)
60,000	6.500	07/15/19	70,036

			80,149

Michigan – 7.7%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AA-/Aa3)
150,000	4.500	05/01/30	136,655
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (A+/A2)
550,000	4.000	05/01/14	556,265
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
1,000,000	5.500	02/01/18	1,061,710
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aaa)
500,000	5.125	11/01/12	532,170
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AA/A2)
675,000	5.000	11/15/12	682,574
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)(c)
500,000	5.400	12/01/10	533,665
1,125,000	5.550	12/01/10	1,204,537
1,625,000	5.650	12/01/10	1,743,527
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(c)
1,650,000	6.125	11/15/09	1,748,439
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
2,500,000	5.500	11/15/10	2,614,625
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA-/Aa3)(c)
250,000	5.125	05/01/10	262,620

			11,076,787

Minnesota – 1.3%
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.000	01/01/15	977,913

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – (continued)
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
$ 925,000	5.700%	04/01/27	$ 935,749

			1,913,662

Mississippi – 1.5%
Mississippi Development Bank Special Obligation Revenue Bond (Madison County Highway Construction Project) Series 2006 (FGIC) (AA-/A1)
1,110,000	5.000	01/01/09	1,123,220
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aaa)
605,000	5.000	07/01/17	656,540
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AA/A2)
425,000	5.650	12/01/09	434,465

			2,214,225

Missouri – 3.9%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	417,680
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.000	12/01/13	940,601
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
555,000	5.500	02/15/14	584,104
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AA/Aa3)
1,070,000	5.000	04/01/19	1,102,325
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AA/A2)
200,000	5.000	06/01/12	202,246
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
525,000	4.750	12/01/10	535,747
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	254,669
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.500	05/01/18	1,052,630
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	479,525

			5,569,527

Montana – 0.5%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
395,000	4.350	06/01/16	379,872

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – (continued)
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
$ 405,000	4.350%	12/01/16	$388,800

			768,672

Nebraska – 0.3%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.300	09/01/14	121,626
180,000	4.350	03/01/15	174,856
100,000	4.350	09/01/15	96,975
105,000	4.400	09/01/16	101,073

			494,530

New Jersey – 0.1%
Passaic County NJ GO Bonds (Refunding Taxable Pension) Series 2003 (FSA) (NR/Aaa)
100,000	5.750	02/15/21	98,681

New Mexico – 0.4%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (AA/Aa3)
500,000	5.375	07/01/13	514,375
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,134

			524,509

New York – 4.4%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,043,900
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	05/15/10	134,893
New York NY GO Bonds (Prerefunded) Series J (AAA/Aa3)(c)
90,000	5.250	08/01/08	90,900
New York NY GO Bonds (Unrefunded Balance) Series J (AA/Aa3)
2,495,000	5.250	08/01/11	2,523,268
New York NY GO Bonds Series G (AA/Aa3)
1,000,000	5.625	08/01/13	1,085,450
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/A1)
325,000	5.750	07/01/13	349,154
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
75,000	7.375	05/15/10	79,545

			6,307,110

North Carolina – 0.5%
Durham NC Certificates of Participation Series B (AA+/Aa2)
445,000	4.250	06/01/15	462,885
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A. SPA) (Variable) (AAA/Aa3)(b)
300,000	2.200	12/01/15	300,000

			762,885

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – 2.9%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
$2,300,000	5.000%	05/01/23	$2,327,784
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AA/Aa3)
725,000	4.250	12/01/16	740,993
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	526,532
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	604,564

			4,199,873

Ohio – 6.2%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AA/Aa3)
1,250,000	5.000	12/01/16	1,345,025
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	173,263
Huron County OH Hospital Facilities Revenue Bonds (Refunding & Improvement Fisher-Titus Medical) Series 2007 (A/NR)
1,000,000	5.000	12/01/22	930,290
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AA/A2)
830,000	4.500	12/01/21	812,844
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (A/NR)
2,885,000	5.000	06/01/12	2,989,726
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	557,326
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(a)
500,000	0.000	12/01/16	354,365
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (A/A2)(a)
1,025,000	0.000	12/01/16	714,702
1,035,000	0.000	12/01/17	681,071
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	282,287

			8,840,899

Oklahoma(c) – 1.9%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
2,530,000	6.200	11/01/09	2,715,500

Oregon – 2.0%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,170,000	4.350	07/01/18	1,157,832
1,355,000	4.400	07/01/19	1,317,195

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – (continued)
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series E (AMT) (NR/Aa2)
$ 375,000	5.050%	07/01/17	$ 367,639

			2,842,666

Pennsylvania – 1.4%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aaa)
765,000	4.500	03/01/13	769,582
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,174,212

			1,943,794

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA/A2)
10,000	5.000	07/01/20	10,008

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aa3)
180,000	5.700	12/01/12	183,467
190,000	5.750	12/01/13	193,281
205,000	5.800	12/01/14	208,448
125,000	5.900	12/01/15	127,126

			712,322

South Carolina – 1.5%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.000	09/01/14	479,626
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AA/Aa3)
390,000	7.500	03/01/11	423,493
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/A2)
500,000	5.250	12/01/22	499,960
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	750,659

			2,153,738

South Dakota – 0.7%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
220,000	5.150	05/01/11	222,541
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.300	11/01/10	126,890
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AA/A1)
660,000	5.000	09/01/10	691,739

			1,041,170

Tennessee – 1.4%
Memphis TN GO Bonds (Refunding & General Improvement) (AA/A1)
1,040,000	5.000	10/01/17	1,110,793

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Tennessee – (continued)
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AA/Aa3)
$ 700,000	5.500%	11/01/11	$ 755,391
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
220,000	4.250	01/01/14	213,450

			2,079,634

Texas – 9.0%
Brownsville TX GO Bonds (Refunding) Series 2005 (AA/A2)
1,000,000	5.000	02/15/21	1,013,320
1,010,000	5.000	02/15/22	1,020,060
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.000	08/15/20	260,010
625,000	5.000	08/15/21	645,994
Comal TX Independent School District GO Bonds (Capital Appreciation) (Refunding) (PSF-GTD) (NR/Aaa)(a)
1,700,000	0.000	02/01/15	1,311,397
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.000	07/15/12	402,409
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AA/A1)
1,000,000	4.875	08/15/23	1,003,140
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	132,948
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.000	02/15/14	540,785
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.500	08/15/19	670,445
Hays TX Consolidated Independent School District GO Bonds (Capital Appreciation School Building) Series 2008 (PSF-GTD) (AAA/NR)(a)
1,000,000	0.000	08/15/13	831,250
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AA/A1)
1,000,000	5.375	04/15/13	1,057,800
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(a)
1,000,000	0.000	02/15/15	772,680
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AA-/Aa3)
420,000	5.750	02/15/18	434,948
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AA/Aa3)
660,000	5.250	03/01/21	691,990
San Antonio TX GO Bonds (General Improvement) (AA+/Aa1)(c)
10,000	6.000	02/01/10	10,561
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (AA/Aa3)
455,000	5.250	10/01/18	477,072
330,000	5.250	10/01/21	337,877
500,000	5.250	10/01/33	499,270

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
$ 150,000	4.600%	09/01/19	$ 139,744
Texas Womans University Financing Systems Revenue Bonds Series 2008 (A/A1)
675,000	5.500	07/01/24	695,115

			12,948,815

Utah – 0.7%
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.500	06/01/16	1,051,600

Virginia – 0.8%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (NR/NR)
1,000,000	5.250	07/15/17	1,079,170

Washington – 3.7%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AA+/A2)
1,000,000	4.500	06/01/22	979,780
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aaa)
330,000	5.375	12/01/14	353,770
Clark County WA School District No. 37 Vancouver GO Bonds (FGIC) (NR/Aa1)(a)
1,065,000	0.000	12/01/20	578,125
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	999,930
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,618,851
Pierce County WA GO Bonds (FGIC) (AA-/Aa3)
140,000	4.375	12/01/27	128,932
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.750	10/01/08	627,537

			5,286,925

Wisconsin – 1.9%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/A1)
115,000	5.000	12/01/14	119,279
350,000	5.000	12/01/15	362,337
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	769,277
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
205,000	4.375	05/01/09	208,139
230,000	4.375	05/01/12	240,267
Wisconsin Indianhead Technical College District GO Bonds (Promissory Notes) Series A (NR/Aa1)
500,000	3.250	10/01/10	511,090
500,000	3.250	10/01/11	509,315

			2,719,704

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – 1.2%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
$ 785,000	4.800%	06/01/09	$ 799,578
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,825
85,000	5.200	12/01/11	87,260
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	160,661
280,000	4.250	12/01/14	272,157
385,000	4.300	12/01/15	373,007

			1,723,488

TOTAL MUNICIPAL BOND OBLIGATIONS			$142,506,623

Repurchase Agreement(d) – 1.0%
State Street Bank & Trust Co.
$1,425,000	1.620%	08/01/08	$ 1,425,000
Maturity Value: $1,425,064

TOTAL INVESTMENTS – 100.1%			$143,931,623

Liabilities in Excess of Other Assets –(0.1)%			(204,581)

Net Assets – 100.0%			$143,727,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)

Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $1,465,000 U.S. Treasury Bill, 0.000%, due 12/18/08 with a market value of 1,454,892.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Radian	— Insured by Radian Asset Assurance
SPA	— Stand-by Purchase Agreement
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$142,854,876
Gross unrealized gain	2,342,202
Gross unrealized loss	(1,265,455)
Net unrealized security gain	$1,076,747

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 93.9%
Michigan – 0.6%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(a)
$ 500,000	6.125%	11/15/09	$ 529,830
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AA/Aa1)
500,000	5.500	11/15/10	522,925

			1,052,755

Missouri – 93.0%
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	151,415
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/20	2,175,520
1,000,000	5.250	07/01/28	1,059,880
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	271,253
Boone County MO Hospital Revenue Bonds (NR/A3)
1,500,000	5.750	08/01/28	1,521,600
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.000	03/01/18	1,064,990
1,250,000	5.000	03/01/19	1,321,575
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (AA/Aa3)
300,000	5.500	03/01/14	330,129
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.250	03/01/17	552,990
1,000,000	5.250	03/01/21	1,066,230
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	965,963
1,000,000	5.250	06/01/13	1,048,460
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,071,490
Clay County MO Public Building Authority Leasehold Revenue Bonds (General Improvement) Series C (FSA) (AAA/Aaa)
40,000	5.000	05/15/09	40,083
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,036,320
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,036,320
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
2,435,000	5.000	03/01/28	2,483,189
Clay County MO Reorganized School District No. R-1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	778,421
900,000	5.000	03/01/15	946,728
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	722,168
650,000	5.000	03/01/22	672,405

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
$ 400,000	5.000%	12/01/12	$ 423,688
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement) Series A (AA-/A1)
230,000	4.700	10/01/10	230,835
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	348,635
560,000	5.000	08/01/12	596,814
485,000	5.000	08/01/15	506,898
500,000	5.000	08/01/16	519,760
450,000	5.000	08/01/17	464,931
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,147,025
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	749,266
935,000	5.000	03/01/18	995,766
945,000	5.000	03/01/19	998,553
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	411,787
Greene County MO Reorganized School District No. R-8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.250	03/01/16	556,426
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.000	03/01/19	2,389,332
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,312,115
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (MBIA) (AA+/A2)
1,250,000	5.000	03/01/22	1,289,687
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	539,922
555,000	4.500	12/01/20	560,345
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aa3)
500,000	5.000	12/01/20	519,625
Jackson County MO Reorganized School District No. 7 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
300,000	5.000	10/01/08	300,393
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	519,650
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aa3)
2,000,000	5.500	12/01/12	2,179,160
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Aa3)
1,000,000	5.250	12/01/15	1,070,820
Jefferson County MO Consolidated School District No. 6 Direct Deposit Program GO Bonds (MBIA) (AA+/A2)
1,000,000	5.000	03/01/18	1,027,920
2,000,000	5.000	03/01/19	2,045,180

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Reorganized School District No. R-6 GO Bonds (Refunding Insured) (FGIC) (NR/A2)
$ 530,000	5.000%	03/01/11	$ 544,994
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.700	06/01/10	318,201
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (A/NR)(a)
380,000	5.750	06/01/10	403,393
400,000	5.800	06/01/10	424,976
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (A/NR)
330,000	5.350	06/01/09	340,006
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	626,520
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,076,690
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa3)
1,000,000	5.500	07/01/11	1,070,480
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/Aa3)
1,075,000	5.000	07/01/17	1,144,208
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series C (AA-/A2)
1,575,000	5.500	04/01/23	1,639,512
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvements) Series D (AA-/A2)
445,000	6.431	04/01/18	447,149
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.750	12/01/17	1,734,300
1,735,000	5.800	12/01/18	1,833,097
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA/A1)
850,000	5.000	12/01/16	879,631
1,035,000	5.000	12/01/19	1,058,432
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aa3)
750,000	5.000	02/15/19	782,197
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	527,425
545,000	5.000	03/01/22	569,710
500,000	5.000	03/01/23	520,130
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	282,072
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa3)
335,000	5.250	07/01/11	356,775
1,000,000	5.250	07/01/12	1,057,270
1,135,000	5.250	07/01/15	1,187,142
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa3)
480,000	5.000	07/01/20	492,984
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AA/Aa3)
1,000,000	5.250	12/01/13	1,062,130
1,410,000	5.250	12/01/15	1,485,773

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
$ 500,000	4.500%	02/15/10	$ 508,865
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,550,520
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aaa)
830,000	5.250	03/01/21	880,505
700,000	5.250	03/01/22	739,522
Missouri State Board Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
375,000	4.250	10/01/11	391,995
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AA/Aa2)(a)
400,000	5.050	06/01/09	411,484
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)(a)
700,000	5.750	04/01/09	718,991
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (AA/Aa3)
300,000	5.000	04/01/13	317,946
1,240,000	5.000	04/01/21	1,269,425
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	868,297
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aa3)(a)
1,430,000	5.550	04/01/09	1,467,423
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.200	03/01/10	554,852
1,035,000	5.300	03/01/10	1,085,115
680,000	5.600	03/01/10	716,067
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (A/NR)
445,000	5.600	04/01/11	451,185
1,500,000	6.000	04/01/22	1,512,525
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Tri-County Water Authority Project) (Refunding) (Radian) (A/NR)
425,000	5.500	04/01/09	431,885
450,000	5.550	04/01/10	457,375
80,000	5.750	04/01/19	80,649
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,150,000	5.250	01/01/11	1,173,356
1,115,000	5.000	07/01/17	1,212,730
2,130,000	5.125	01/01/18	2,251,389
725,000	5.000	01/01/22	747,489
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series A (NR/Aaa)
210,000	5.125	07/01/11	219,471
535,000	5.200	07/01/12	557,839
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Funds Program) Series D (NR/Aaa)
170,000	5.125	01/01/10	172,008

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
$2,000,000	5.250%	05/15/17	$ 2,072,400
Missouri State Health & Educational Facilities Authority Revenue Bonds (Maryville University of St. Louis Project) (NR/Baa2)(a)
1,000,000	6.750	06/15/10	1,080,960
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/19	1,053,740
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.250	12/01/08	274,036
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	160,040
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AA/Aa3)
1,735,000	5.150	05/15/10	1,815,625
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (A/NR)(a)
1,000,000	5.850	01/01/10	1,050,930
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	514,156
Missouri State Health & Educational Facility Revenue Bonds (Refunding and Improvement-Jefferson Memorial Hospital) (NR/A3)
925,000	5.000	08/15/08	925,250
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.250	12/01/10	768,789
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,707,208
1,000,000	5.500	10/01/12	1,090,410
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.000	11/15/10	262,950
2,000,000	5.000	11/15/14	2,145,520
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	520,880
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,127,878
1,545,000	5.000	02/15/20	1,628,430
120,000	4.750	11/15/37	117,941
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)(a)
450,000	5.000	02/01/11	476,199
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
290,000	4.500	12/01/08	292,091
365,000	4.650	12/01/09	372,785
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (FNMA/GNMA) (AAA/NR)
50,000	5.800	09/01/11	50,022
45,000	5.900	09/01/12	45,023
50,000	6.000	09/01/13	50,207

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner) Series E-1 (AMT) (FNMA/GNMA) (AAA/NR)
$ 40,000	5.000%	03/01/12	$ 40,295
40,000	5.000	09/01/12	40,295
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,159,260
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	319,272
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.000	06/01/10	515,484
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AA/A2)
1,000,000	5.450	03/01/14	1,045,290
New Liberty Hospital District Revenue Bonds (MBIA) (NR/A2)
515,000	5.000	12/01/10	519,316
850,000	5.125	12/01/12	855,329
Nixa MO Electric System Revenue Bonds (XLCA) (BBB-/NR)
1,000,000	4.750	04/01/15	1,035,390
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/18	1,047,100
1,000,000	5.000	11/15/19	1,039,370
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
625,000	4.500	03/01/15	661,019
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/A2)
2,875,000	5.000	06/01/20	2,950,296
O’ Fallon MO Certificates of Participation (MBIA) (NR/A1)
1,000,000	5.000	02/01/22	1,017,590
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.900	03/01/16	763,044
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
1,500,000	5.000	03/01/19	1,608,180
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	751,673
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aa3)
2,720,000	5.000	02/01/22	2,801,954
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
685,000	5.000	12/01/18	731,779
850,000	5.000	12/01/20	890,596
Platte County MO Reorganized School District No. R-3 GO Bonds for School Building (FSA) (AAA/Aaa)
1,025,000	4.500	03/01/22	1,024,969
Platte County MO School District Park Hill GO Bonds (Refunding & Improvement) (AA+/Aa1)
1,000,000	5.375	03/01/17	1,018,340
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.700	07/01/27	182,992

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
$1,740,000	4.500%	03/01/17	$ 1,818,283
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (A/NR)
450,000	5.500	03/01/14	479,700
350,000	5.500	03/01/15	373,401
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aa3)
500,000	4.850	12/01/08	500,580
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	203,186
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AA/A1)
1,000,000	5.000	12/01/18	1,051,850
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
440,000	4.500	11/01/18	443,617
530,000	4.500	11/01/19	528,580
610,000	4.500	11/01/20	600,935
645,000	4.750	11/01/21	644,329
685,000	4.750	11/01/22	681,445
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	384,600
405,000	4.750	11/01/22	402,898
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aa2)
2,585,000	5.000	02/15/17	2,783,735
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/A2)
530,000	5.000	12/01/12	567,980
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
750,000	5.375	12/01/36	756,487
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	203,660
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.250	06/01/19	367,496
735,000	5.200	06/01/24	756,874
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	303,516
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	484,669
515,000	5.000	11/15/16	506,405
St. Louis County MO Rockwood School District No. R-6 GO Bonds Series A (AAA/NR)
1,315,000	5.000	02/01/14	1,406,419
St. Louis County MO School District No. R-6 Direct Deposit Program GO Bonds (AAA/NR)
1,000,000	5.000	02/01/13	1,044,680
St. Louis MO Airport Revenue Bonds Refunding for Lambert Series B (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	07/01/24	1,909,880
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aa3)
700,000	5.250	02/15/15	731,794

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
$ 900,000	5.500%	02/01/12	$955,287
Sullivan MO School District Building Corp. Leasehold Revenue Bonds (Radian) (A/NR)(a)
275,000	5.250	03/01/12	296,678
Taney County MO Certificates of Participation (MBIA) (NR/A2)
1,095,000	4.500	04/01/17	1,118,422
Taney County MO Reorganized School District No. R-V Hollister School District Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,100,000	5.000	03/01/18	1,147,850
1,050,000	5.000	03/01/21	1,138,137
Troy MO Reorganized School District No. 3 Lincoln County Direct Deposit Program (AA+/NR)
1,000,000	5.000	03/01/17	1,073,920
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA/Aa2)
375,000	5.375	11/01/14	399,052
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.250	03/01/13	1,088,300

			154,412,715

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AA/A2)
555,000	5.000	07/01/22	551,675

TOTAL MUNICIPAL BOND OBLIGATIONS			$156,017,145

Repurchase Agreement(b) – 4.6%
State Street Bank & Trust Co.
$7,596,000	1.620%	08/01/08	$7,596,000
Maturity Value: $7,596,342

TOTAL INVESTMENTS – 98.5%			$163,613,145

Other Assets in Excess of Liabilities – 1.5%			2,476,142

Net Assets – 100.0%			$166,089,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)

Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $7,805,000 U.S. Treasury Bill, 0.000% due 12/18/08 with a market value of $7,751,146.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
RR	— Revenue Refunding
Radian	— Insured by Radian Asset Assurance
TCRS	— Transferable Custodial Receipts
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$161,472,454
Gross unrealized gain	2,830,274
Gross unrealized loss	(689,583)
Net unrealized security gain	$2,140,691

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Municipal Bond Obligations – 97.5%
Illinois – 1.4%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,000,000	5.000%	12/01/22		$ 1,037,840

Indiana – 1.8%
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AAA/NR)
1,300,000	5.000	01/15/31		1,270,802

Kansas – 90.8%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AA/Aa3)
1,000,000	4.750	08/01/17		1,030,370
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (AA/Aa3)
1,000,000	5.250	09/01/24		1,061,520
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000	03/01/12		431,738
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.600	09/01/09		562,778
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13		460,790
Derby KS GO Bonds Series A (AMBAC) (NR/Aa3)(a)
310,000	4.900	12/01/11		331,929
Derby KS Water Systems Revenue Bonds (Refunding & Improvement) Series 2 (AMBAC) (AA/Aa3)(a)
500,000	5.600	10/01/19		521,385
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12		1,487,584
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa3)
1,000,000	5.000	08/01/12		1,071,940
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.000	09/01/15		539,852
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13		789,136
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21		1,033,410
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A-/NR)
500,000	6.000	10/01/16		561,210
1,770,000	5.000	10/01/18		1,803,665
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FSA) (AAA/Aaa)
155,000	4.500	04/01/11	(a)	162,628
375,000	5.125	04/01/11	(a)	399,431
625,000	5.125	10/01/16		654,069
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA/NR)
925,000	5.000	10/01/22		947,339
975,000	5.000	10/01/23		995,231
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (FGIC) (AA-/Aa3)
500,000	5.500	09/01/17		557,785

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission) Series A (NR/Aa1)(a)
$ 400,000	4.400%	10/01/08	$ 401,740
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.000	12/01/10	780,460
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.000	12/01/19	285,802
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
760,000	6.125	09/01/09	796,655
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aa2)
290,000	5.500	09/01/10	308,000
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	329,385
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.000	09/01/10	358,962
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/A2)
1,960,000	3.750	05/15/26	1,962,038
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/A2)
1,270,000	5.250	05/01/13	1,340,079
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.000	10/01/10	529,520
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)
1,375,000	4.750	06/01/25	1,339,167
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series R (A/NR)
350,000	5.000	07/01/14	350,511
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (MBIA) (AA/A1)
1,150,000	5.000	04/01/24	1,166,169
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AA/A2)
200,000	5.000	08/01/10	205,130
400,000	5.000	02/01/12	408,128
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (MBIA) (AA/A2)
400,000	5.000	05/01/12	420,868
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (AMBAC) (AA/Aa3)(a)
450,000	5.000	08/01/13	489,888
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/Aa3)
1,600,000	5.000	08/01/17	1,681,312
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (MBIA) (AA/Aa2)
1,000,000	5.250	11/01/22	1,064,670

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (MBIA) (AA/A2)
$ 20,000	4.000%	10/01/11	$ 20,805
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aa1)(a)
705,000	5.500	04/01/12	769,141
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AA/Aa3)
600,000	5.000	06/01/13	636,762
630,000	5.000	06/01/14	663,963
300,000	5.000	06/01/16	313,332
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
1,105,000	5.000	10/01/21	1,156,305
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/A1)
1,015,000	5.000	06/01/17	1,067,739
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	317,100
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (A/A3)(a)
350,000	5.750	07/01/09	362,936
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	568,397
1,000,000	5.375	07/01/14	1,049,300
455,000	5.375	07/01/15	475,179
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (MBIA) (AA/A2)
150,000	5.000	09/01/20	156,620
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AA/A2)
1,650,000	5.000	09/01/17	1,748,802
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent) Series C (NR/NR)(a)
500,000	5.400	10/01/08	502,910
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,201,417
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series A (AMBAC) (AA/Aa3)
500,000	5.500	09/01/10	529,995
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.150	12/01/09	1,055,340
Overland Park KS GO Bonds (Refunding for Internal Improvement) Series B (AAA/Aaa)
995,000	4.000	09/01/17	1,010,084
Parsons KS Certificates of Participation (Taxable) Series B (AAA/NR)
300,000	5.700	10/01/17	305,502
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.500	09/01/11	648,096
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AA/Aa3)(a)
725,000	4.850	05/01/10	759,481

Principal Amount	Interest Rate	Maturity Date		Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/A2)
$ 500,000	4.500%	09/01/22		$ 490,275
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.500	09/01/16		246,121
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.500	09/01/16		74,716
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/NR)
670,000	5.250	09/01/12	(a)	726,561
680,000	5.250	09/01/14		717,380
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (AMT) (GNMA) (NR/Aaa)
65,000	5.800	06/01/17		65,037
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150	08/01/10		212,331
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.250	09/01/10		528,945
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/A2)
500,000	5.500	10/01/09		517,545
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000	11/01/32		1,508,715
Shawnee County KS GO Bonds (Refunding & Improvement) Series A (NR/A1)
300,000	4.900	09/01/08	(a)	300,714
490,000	5.000	09/01/08		490,990
250,000	5.250	09/01/09		258,627
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000	02/01/12		535,290
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000	08/15/16		100,777
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (MBIA) (AA/A2)
535,000	5.000	06/01/16		581,080
1,000,000	5.000	06/01/23		1,037,020
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (MBIA) (AA/A2)
300,000	5.000	06/01/23		311,106
475,000	5.000	06/01/24		489,958
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500	09/01/11		216,338
1,000,000	6.000	09/01/12	(a)	1,117,010
Wichita KS GO Bonds (Sales Tax) (AA+/Aa2)
1,285,000	5.000	04/01/11		1,358,515
1,000,000	5.000	04/01/14		1,020,480
Wichita KS GO Bonds Series 766 (AA+/Aa2)
455,000	4.300	09/01/10		460,201
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement) Series XI (A+/NR)
1,500,000	6.750	11/15/14		1,568,280

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AA/A1)
$ 600,000	4.400%	09/01/11	$ 609,894
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (ETM) (FSA) (NR/Aaa)
215,000	6.375	09/01/11	238,407
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded) Series 2000 A (FSA) (NR/Aaa)(a)
565,000	5.375	09/01/10	601,369
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A3)
1,595,000	5.000	09/01/21	1,615,783
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (FSA) (NR/Aaa)
85,000	6.375	09/01/11	93,857
Wyandotte County KS Unified Government GO Bonds (Refunding) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	09/01/11	1,064,010
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.000	09/01/12	171,669
625,000	5.250	09/01/16	690,219
1,000,000	5.250	09/01/20	1,091,660

			66,052,360

Puerto Rico – 3.5%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (MBIA) (AA/Baa3)
475,000	5.500	07/01/16	496,318
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (FSA) (AAA/Aaa)
425,000	5.500	07/01/15	457,542
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250	07/01/13	538,565
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Prerefunded) Series G (FGIC) (BBB+/Aaa)
655,000	5.250	07/01/13(a)	716,426
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB+/Baa3)
345,000	5.250	07/01/21	346,018

			2,554,869

TOTAL MUNICIPAL BOND OBLIGATIONS			$70,915,871

Repurchase Agreement(b) – 0.6%
State Street Bank & Trust Co.
$ 437,000	1.620%	08/01/08	$437,000
Maturity Value: $437,020

TOTAL INVESTMENTS – 98.1%	$71,352,871

Other Assets in Excess of Liabilities – 1.9%	1,378,575

Net Assets – 100.0%	$72,731,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)

Repurchase agreement was entered into on July 31, 2008. This agreement was fully collateralized by $450,000 U.S. Treasury Bill, 0.000%, due 12/18/08 with a market value of $446,895.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BNY	— Insured by the Bank of New York Mellon Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
TCRS	— Transferable Custodian Receipts
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$70,705,000
Gross unrealized gain	1,286,019
Gross unrealized loss	(638,148)
Net unrealized security gain	$647,871

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Markets System are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Mortgage- and Asset-Backed Securities — The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2008

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 29, 2008